Other (Expense) Income, Net - Summary of Details of Other Expense Income Net (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 19, 2019	Dec. 31, 2018
Other Operating Income And Expense Net [line items]
Recognized indemnification amount		R$ 726,000
Recognized Gain Loss On Assignment Of Credit Rights	R$ 410,000
Additional Payment Percentage Of Credit Rights	95.00%
Indemnifications [member]
Other Operating Income And Expense Net [line items]
Recognized indemnification amount		R$ 726,000